Consolidated Statements of Changes in Equity (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total attributable to shareholders of the Bank		$ 552,093	$ 552,093
Allocated to reserves		220,838	220,838
Allocated to dividends		$ 165,628	$ 165,628
Percentage distributed		30.00%	30.00%
Number of shares (in Shares)		188,446,126,794	188,446,126,794
Dividend per share (in Pesos per share)	$ 1.647	$ 0.879	$ 0.879
Extraordinary Shareholders Meeting [Member]
Total attributable to shareholders of the Bank	$ 517,447
Allocated to reserves	206,979
Allocated to dividends	$ 310,468
Percentage distributed	60.00%
Number of shares (in Shares)	188,446,126,794